Long-Term Debt - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 19, 2021	May 31, 2020	Mar. 31, 2020
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								$ 2,000,000
Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	$ 0	$ 0	$ 0	$ (8,615,000)	$ (8,615,000)	$ 0	$ 0
Long-term line of credit					1,317,978,000	1,323,512,000
Proceeds from issuance of long-term debt			0	$ 369,792,000	369,792,000	0	0
Debt instrument, unamortized discount					2,788,000	3,694,000	4,327,000
Debt issuance costs, net					16,134,000	23,960,000	$ 28,797,000
Unamortized financing costs	13,200,000		13,200,000		16,100,000	16,200,000
Long-term debt					1,336,154,000
Long-term debt, current	$ 13,846,000		$ 13,846,000		$ 25,381,000	10,000,000
Percentage of aggregate commitments on borrowings	35.00%		35.00%		35.00%
Interest Rate Swap [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration period			2 years 6 months		2 years 6 months
Derivative, Notional Amount	$ 777,700,000		$ 777,700,000		$ 777,700,000	864,900,000
First Lien Amendment [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Debt issuance costs, net	3,400,000		3,400,000		3,400,000
Line of credit facility, periodic payment, principal			3,500,000		3,500,000
First Lien Credit Agreement [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Debt issuance costs, net	27,600,000		27,600,000		27,600,000
Second Lien Credit Agreement [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt			372,200,000
Debt instrument, unamortized discount	2,800,000		2,800,000
Debt issuance costs, net	600,000		600,000		$ 700,000	1,200,000
Long-term debt						375,000,000.0
Line of credit facility, maximum borrowing capacity	$ 375,000,000.0		$ 375,000,000.0
Maximum [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Leverage ratio	8.30		8.30		8.30
Maximum [Member] | First Lien Credit Agreement [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration period			4 years 1 month 27 days		4 years 1 month 27 days
Minimum [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Leverage ratio	1.00		1.00		1.00
Minimum [Member] | First Lien Credit Agreement [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration period			4 years 1 month		4 years 1 month
First Lien Term Loan [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Debt instrument, unamortized discount	$ 2,400,000		$ 2,400,000		$ 2,800,000
Line of credit facility, periodic payment, principal					21,900,000	0
Debt instrument, annual principal payment					$ 1,500,000
Percentage of annual excess cash flow on line of credit			50.00%		50.00%
Long-term debt	1,329,200,000		$ 1,329,200,000		$ 1,336,200,000	975,000,000.0
Long-term debt, current	$ 13,800,000		$ 13,800,000		$ 25,400,000	$ 10,000,000.0
Line of Credit Facility, Commitment Fee Percentage			0.50%		0.50%
Weighted average interest rate of debt outstanding	4.10%	4.10%	4.10%	4.30%	4.20%	5.20%	5.00%
Interest Expense, Debt	$ 13,500,000	$ 13,200,000	$ 26,800,000	$ 26,200,000	$ 53,600,000	$ 50,700,000	$ 50,300,000
First Lien Term Loan [Member] | First Lien Credit Agreement [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term line of credit	1,000,000,000.0		1,000,000,000.0		1,000,000,000.0
Proceeds from issuance of long-term debt			997,500,000		997,500,000
Debt instrument, unamortized discount	$ 2,500,000		$ 2,500,000		$ 2,500,000
First Lien Term Loan [Member] | Maximum [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate at Period End	4.00%		4.00%		4.00%
First Lien Term Loan [Member] | Minimum [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate at Period End	3.00%		3.00%		3.00%
Dollar Revolving Credit Facility [Member] | First Lien Amendment [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term line of credit	$ 59,300,000		$ 59,300,000		$ 59,300,000
Dollar Revolving Credit Facility [Member] | First Lien Credit Agreement [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term line of credit	65,000,000.0		65,000,000.0		65,000,000.0
Multicurrency Revolving Credit Facility [Member] | First Lien Amendment [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term line of credit	32,000,000.0		32,000,000.0		32,000,000.0
Multicurrency Revolving Credit Facility [Member] | First Lien Credit Agreement [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term line of credit	35,000,000.0		35,000,000.0		35,000,000.0
First Lien Revolvers [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term line of credit	30,000,000.0		30,000,000.0		30,000,000.0
First Lien Revolvers [Member] | First Lien Credit Agreement [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	30,000,000.0		30,000,000.0		30,000,000.0
Incremental Term Loan [Member] | First Lien Credit Agreement [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term line of credit	375,000,000.0		375,000,000.0		375,000,000.0
Proceeds from issuance of long-term debt			373,100,000		373,100,000
Debt instrument, unamortized discount	1,900,000		1,900,000		1,900,000
Non Extended Dollar Revolving [Member] | First Lien Amendment [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term line of credit	8,100,000		8,100,000		8,100,000
Non Extended Multicurrency Revolver [Member] | First Lien Amendment [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term line of credit	4,400,000		$ 4,400,000		$ 4,400,000
Non Extended Credit Facility [Member] | First Lien Credit Agreement [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration period			2 years		2 years
Extended Dollar Revolving Credit Facility [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term line of credit	51,200,000		$ 51,200,000		$ 51,200,000
Extended Multicurrency Revolving Credit Facility [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term line of credit	27,600,000		$ 27,600,000		$ 27,600,000
Extended Credit Facility [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration period			3 years		3 years
Standby Letters of Credit [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity									$ 700,000
First Lien Revolvers Credit Facility [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	0		$ 0		$ 0	0				$ 65,000,000.0
Line of Credit Facility, Current Borrowing Capacity	90,600,000		90,600,000		90,600,000	100,000,000.0
Twenty Twenty Refinancing [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Debt issuance costs, net	8,900,000		8,900,000		8,900,000
Unamortized financing costs	$ 6,600,000		$ 6,600,000		6,600,000	$ 6,600,000
Second Lien Term Loan [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt					372,200,000
Debt instrument, unamortized discount					$ 2,800,000
Line of Credit Facility, Interest Rate at Period End	6.75%		6.75%		6.75%
Weighted average interest rate of debt outstanding			8.60%		8.60%	9.10%	8.80%
Interest Expense, Debt			$ 4,000,000.0		$ 4,000,000.0	$ 34,300,000	$ 33,400,000
Line of credit facility, maximum borrowing capacity					$ 375,000,000.0